HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Hedges of net investment in foreign operations [abstract]
Net OCI account	$ 14,706	$ (36,517)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			$ 900,600	$ 856,934
Amount of hedge by financial liabilities in foreign currency			(895,532)	(808,185)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	921,862	407,149
Current amount hedging non-derivative instrument	(551,798)	(51,791)
Current amount hedging derivative instrument	(230,847)	(230,847)
Net OCI account	139,217	124,511
Multi Financial Holding
Hedges of net investment in foreign operations [abstract]
Net OCI account	4,133	(8,457)
Multi Financial Holding | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			425,506	405,867
Amount of hedge by financial liabilities in foreign currency			(425,000)	(390,000)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	255,147	6,974
Current amount hedging non-derivative instrument	(198,019)	46,021
Current amount hedging derivative instrument	(435)	(435)
Net OCI account	56,693	52,560
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Net OCI account	5,281	(19,154)
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			164,562	152,882
Amount of hedge by financial liabilities in foreign currency			(160,000)	(120,000)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	296,219	202,519
Current amount hedging non-derivative instrument	26,688	115,107
Current amount hedging derivative instrument	(230,412)	(230,412)
Net OCI account	92,495	87,214
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			41,635	37,341
Amount of hedge by financial liabilities in foreign currency			(41,635)	(37,341)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	67,239	43,626
Current amount hedging non-derivative instrument	(67,239)	(43,626)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			72,835	58,877
Amount of hedge by financial liabilities in foreign currency			(72,835)	(58,877)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	97,230	57,337
Current amount hedging non-derivative instrument	(97,230)	(57,337)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Net OCI account	1
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			26,365	26,365
Amount of hedge by financial liabilities in foreign currency			(26,365)	(26,365)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	42,385	26,410
Current amount hedging non-derivative instrument	(42,384)	(26,410)
Net OCI account	1
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Net OCI account	5,291	(8,906)
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			31,888	31,888
Amount of hedge by financial liabilities in foreign currency			(31,888)	(31,888)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	24,249	6,068
Current amount hedging non-derivative instrument	(34,221)	(21,331)
Net OCI account	(9,972)	(15,263)
Gas Natural de Lima y Callao SAC - Calidda [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			108,974	114,887
Amount of hedge by financial liabilities in foreign currency			(108,974)	(114,887)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	125,255	67,050
Current amount hedging non-derivative instrument	(125,255)	(67,050)
Promigas Per S.A.C. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			4,820	4,820
Amount of hedge by financial liabilities in foreign currency			(4,820)	(4,820)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	3,571	741
Current amount hedging non-derivative instrument	(3,571)	(741)
Gases del Norte del Peru S.A.C. | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			24,007	24,006
Amount of hedge by financial liabilities in foreign currency			(24,007)	(24,006)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	10,561	(3,578)
Current amount hedging non-derivative instrument	(10,561)	3,578
Promigas Panam Corporation | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			0	1
Amount of hedge by financial liabilities in foreign currency			0	$ (1)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	2	2
Current amount hedging non-derivative instrument	(2)	$ (2)
Promigas USA INC | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Investment amount			8
Amount of hedge by financial liabilities in foreign currency			$ (8)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	4
Current amount hedging non-derivative instrument	$ (4)